Lease Liabilities (Details) - Schedule of Lease Expense - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Lease Expense [Abstract]
Operating lease cost	¥ 1,723	¥ 1,593
Short-term lease cost
Lease cost	1,723	1,593
Operating cash outflow from operating leases	¥ 2,076	¥ 2,287
Weighted average remaining lease term (years)	2 years 5 months 15 days	2 years 7 months 9 days
Weighted average discount rate	7.00%	7.00%